LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

	Six months ended
	June 30, 2023	June 30, 2022
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	119	136

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2022	2021
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	261	202

SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES
Operating leases
USD in thousands
Remainder of 2023	120
2024	231
2025	188
2026	83
Total future lease payments	622
Less imputed interest	(51)
Total lease liability balance	571

The maturities of lease liabilities under operating leases as of December 31, 2022 are as follows:

USD in thousands
2023	206
2024	54
2025	16
Total undiscounted lease payments	276
Less: Imputed interest	(13)
Total lease liabilities	263

SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2022	2021
	USD in thousands
Weighted-average remaining lease term (in years)	0.84	0.76
Weighted-average discount rate	6%	6%